STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended								1 Months Ended
	Dec. 31, 2011 year plan	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Stock Options year	Dec. 31, 2010 Stock Options year	Dec. 31, 2009 Stock Options year	Dec. 31, 2011 RSUs	Dec. 31, 2011 PSUs	Aug. 31, 2008 2005 Plan Numerator Denominator	Dec. 31, 2011 2005 Plan	Dec. 31, 2011 2008 Plan
Stock-based compensation
Number of active plans	2
Originally authorized amount (in shares)										20,000,000	20,000,000
Reverse stock split, numerator									1
Reverse stock split, denominator									2
Shares available for grant	9,200,000
Stated term (in years)	ten years
Vesting period (in years)				4 years			5 years
Vesting period, low end of range (in years)								two-years
Vesting period, high end of range (in years)								three-years
Tax benefit recognized related to stock-based compensation	$ 32,700,000	$ 32,200,000	$ 26,800,000
Unrecognized compensation cost, net of estimated forfeitures	107,800,000
Weighted average period over which cost is expected to be recognized (in years)	2.1
Shares
Outstanding at the beginning of the year (in shares)				13,418,000
Granted (in shares)				2,563,000	2,400,000	900,000
Exercised (in shares)				(4,733,000)
Forfeited (in shares)				(683,000)
Expired (in shares)				(40,000)
Outstanding at the end of the year (in shares)				10,525,000	13,418,000
Options Exercisable (in shares)				3,871,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)				$ 22.06
Granted (in dollars per share)				$ 32.37
Exercised (in dollars per share)				$ 22.03
Forfeited (in dollars per share)				$ 17.66
Expired (in dollars per share)				$ 19.79
Outstanding at the end of the year (in dollars per share)				$ 24.88	$ 22.06
Options exercisable (in dollars per share)				$ 23.30
Weighted Average Remaining Contractual Term
Outstanding (in years)				7.1
Options exercisable (in years)				5.2
Aggregate Intrinsic Value
Outstanding				186,474,000
Options exercisable				74,704,000
Weighted average assumptions used in Black-Scholes option pricing model
Expected volatility (as a percent)				30.00%	30.00%	59.00%
Risk-free interest rate (as a percent)				2.30%	2.40%	2.10%
Expected term (in years)				6.1	5.6	4.9
Dividend yield				0.00%	0.00%	0.00%
Additional disclosures
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share)				$ 11.08	$ 6.38	$ 8.95
Weighted exercise price value of stock options granted with exercise price greater than market price of common stock (in dollars per share)					$ 32.00
Weighted average fair value of stock options granted with exercise price greater than market price of common stock (in dollars per share)					$ 11.05
Intrinsic value of stock options exercised				70,600,000	16,400,000	2,800,000
Cash received from stock option exercises				89,800,000	39,100,000	3,800,000
Tax benefit realized from stock option exercises				$ 25,500,000	$ 8,600,000	$ 800,000